Operating Segments Operating Segments Level 4 (Details) - Revenue by Segment (Details) - USD ($) $ in Millions	2 Months Ended		3 Months Ended		9 Months Ended		10 Months Ended		12 Months Ended
	Dec. 31, 2014		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 465	[1]	$ 594	$ 567	$ 1,732	$ 1,689	$ 2,011	[1]	$ 2,233	[1]	$ 2,289	[1]
Capital expenditures	24						62		123		111
Long-Lived Assets									1,609		1,674
Performance Additives [Member]
Segment Reporting Information [Line Items]
Net sales	171	[1]	223	215	670	638	738	[1]	849	[1]	835	[1]
Capital expenditures	9						23		57		35
Formulated and Basic Silicones [Member]
Segment Reporting Information [Line Items]
Net sales	260	[1]	320	309	910	925	1,128	[1]	1,212	[1]	1,277	[1]
Capital expenditures	11						29		52		61
Quartz [Member]
Segment Reporting Information [Line Items]
Net sales	34	[1]	$ 51	$ 43	$ 152	$ 126	145	[1]	172	[1]	177	[1]
Capital expenditures	4						10		14		15
UNITED STATES
Segment Reporting Information [Line Items]
Net sales	187						617		741		771
Long-Lived Assets									765		777
GERMANY
Segment Reporting Information [Line Items]
Net sales	105						629		620		636
Long-Lived Assets									203		232
CHINA
Segment Reporting Information [Line Items]
Net sales	37						174		208		302
Long-Lived Assets									157		178
JAPAN
Segment Reporting Information [Line Items]
Net sales	67						254		273		184
Long-Lived Assets									322		321
EUROPE [Member]
Segment Reporting Information [Line Items]
Net sales	$ 69						$ 337		391		396
Long-Lived Assets									$ 162		$ 166

[1]	sales are not significant and, as such, are eliminated within the selling segment.